UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	6/30/2012

Item 1 – Reports to Stockholders

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT • JUNE 30, 2012

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 800-458-6333 to obtain descriptions of the Account’s proxy voting policies and procedures. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 800-458-6333.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential Long Term Growth Program Table of Contents	Semiannual Report	June 30, 2012

■	LETTER TO PARTICIPANTS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FINANCIAL REPORTS

Section A	Statement of Net Assets and Financial Statements
Section B	Financial Highlights
Section C	Notes to Financial Statements

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Long-Term Growth Program Letter to Participants	June 30, 2012

■	DEAR PARTICIPANT,

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Variable Contract Account-2 semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker

President,

The Prudential Variable Contract Account-2	July 31, 2012

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	June 30, 2012

VCA-2
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	2.8%
Comcast Corp. (Class A Stock)	2.4%
Bunge Ltd.	2.3%
Apple, Inc.	2.1%
Flextronics International Ltd.	2.1%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 4.7%
Boeing Co. (The)	51,142	$3,799,851
Precision Castparts Corp.	25,943	4,267,364
TransDigm Group, Inc.(a)	18,942	2,543,911

		10,611,126

Airlines — 1.9%
United Continental Holdings, Inc.(a)	172,721	4,202,302

Auto Components — 1.8%
Lear Corp.	106,776	4,028,658

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.(a)	31,894	3,167,074

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	34,785	3,334,490
Morgan Stanley	207,789	3,031,642

		6,366,132

Chemicals — 2.0%
Mosaic Co. (The)	84,109	4,605,809

Commercial Banks — 4.4%
PNC Financial Services Group, Inc.	60,024	3,668,067
Wells Fargo & Co.	188,421	6,300,798

		9,968,865

Communications Equipment — 1.4%
JDS Uniphase Corp.(a)	299,267	3,291,937

Computers & Peripherals — 2.5%
Apple, Inc.(a)	8,067	4,711,128
EMC Corp.(a)	33,814	866,653

		5,577,781

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	62,271	2,363,807

Diversified Financial Services — 3.3%
Citigroup, Inc.	101,387	2,779,018
JPMorgan Chase & Co.	129,803	4,637,861

		7,416,879

Diversified Telecommunication Services — 1.5%
Vivendi SA, ADR (France)	184,428	3,395,688

Electric Utilities — 1.7%
Exelon Corp.	101,561	3,820,725

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(a)	752,082	4,662,908

Energy Equipment & Services — 4.0%
Ensco PLC	61,579	2,892,366
Halliburton Co.	92,316	2,620,851
National Oilwell Varco, Inc.	53,432	3,443,158

		8,956,375

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	52,008	3,625,998

Food Products — 6.6%
Bunge Ltd.	82,765	5,192,676
Kraft Foods, Inc. (Class A Stock)	78,840	3,044,801

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Smithfield Foods, Inc.(a)	150,880	$3,263,534
Tyson Foods, Inc. (Class A Stock)	188,136	3,542,601

		15,043,612

Healthcare Providers & Services — 3.3%
HCA Holdings, Inc.	124,421	3,786,131
UnitedHealth Group, Inc.	65,056	3,805,776

		7,591,907

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	235,828	3,714,291

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp.(a)	269,351	4,446,985

Insurance — 2.5%
Arch Capital Group Ltd.(a)	51,395	2,039,868
MetLife, Inc.	121,076	3,735,195

		5,775,063

Internet Software & Services — 2.7%
Baidu, Inc., ADR (China)(a)	27,601	3,173,563
LinkedIn Corp.(a)	28,023	2,978,004

		6,151,567

IT Services — 1.7%
MasterCard, Inc.	8,691	3,738,086

Machinery — 1.7%
Ingersoll-Rand PLC	90,460	3,815,603

Media — 5.7%
Comcast Corp. (Class A Stock)	167,237	5,346,567
Liberty Global, Inc. (Series C)(a)	88,121	4,207,778
Viacom, Inc. (Class B Stock)	71,177	3,346,743

		12,901,088

Metals & Mining — 4.3%
Freeport-McMoRan Copper & Gold, Inc.	93,562	3,187,657
Goldcorp, Inc.	101,144	3,800,992
Kinross Gold Corp.	331,422	2,701,089

		9,689,738

Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	63,909	4,230,776
EOG Resources, Inc.	33,352	3,005,349
Noble Energy, Inc.	48,495	4,113,346
Occidental Petroleum Corp.	48,679	4,175,198
Suncor Energy, Inc.	114,979	3,328,642
Trident Resources Corp., Private Placement (original cost $2,642,248; purchased 6/30/2010) (a)(b)(c)	6,553	3,038,556

		21,891,867

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals — 8.9%
Allergan, Inc.	36,314	$3,361,587
Novo-Nordisk A/S, ADR (Denmark)	28,109	4,085,362
Pfizer, Inc.	151,581	3,486,363
Sanofi, ADR (France)	70,795	2,674,635
Shire PLC, ADR (Ireland)	37,806	3,266,060
Teva Pharmaceutical Industries Ltd., ADR (Israel)	83,478	3,292,372

		20,166,379

Road & Rail — 1.6%
Union Pacific Corp.	29,608	3,532,530

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Corp.	64,198	2,169,892
Marvell Technology Group Ltd.	269,248	3,037,117

		5,207,009

Software — 1.5%
Salesforce.com, Inc.(a)	25,027	3,460,233

Specialty Retail — 1.4%
Staples, Inc.	234,202	3,056,336

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(a)	47,528	2,834,095
Ralph Lauren Corp.	18,975	2,657,638

		5,491,733

Wireless Telecommunication Services — 2.1%
MetroPCS Communications, Inc.(a)	463,466	2,803,969
NII Holdings, Inc.(a)	197,721	2,022,686

		4,826,655

TOTAL COMMON STOCKS (cost $201,986,169)		$226,562,746

Units		Value (Note 2)

RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/2010)(a)(b)(c)	2,436	$—

TOTAL INVESTMENTS — 100.1% (cost $201,986,169)		$226,562,746

LESS LIABILITIES, OTHER ASSETS — (0.1)%
Dividends and Interest Receivable		$184,455
Receivable for Client Cash Flows		618
Payable to Custodian		(131,480)
Payable for Pending Capital Transactions		(294,257)

LIABILITIES IN EXCESS OF OTHER ASSETS		(240,664)

NET ASSETS — 100%		$226,322,082

NET ASSETS, representing:
Equity of Participants — 5,833,768 Accumulation Units at an Accumulation Unit Value of $37.6111		$219,414,150
Equity Of Annuitants		6,129,274
Equity of The Prudential Insurance Company of America		778,658

		$226,322,082

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $3,038,556 is approximately 1.3% of net assets.

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	ContingentValue Rights

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

Various inputs are used in determining the value of the Account's investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$223,524,190	$—	$3,038,556
Rights	—	—	—

Total	$223,524,190	$—	$3,038,556

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$3,229,071
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)*	(190,515)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/2012	$3,038,556

*	Of which $(190,515) was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For the rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	8.9
Food Products	6.6
Media	5.7
Aerospace and Defense	4.7
Commercial Banks	4.4
Metals & Mining	4.3
Energy Equipment & Services	4.0
Diversified Financial Services	3.3
Healthcare Providers & Services	3.3
Capital Markets	2.8
Internet Software & Services	2.7
Computers and Peripherals	2.5
Insurance	2.5
Textiles, Apparel & Luxury Goods	2.4
Semiconductors & Semiconductor Equipment	2.3
Electronic Equipment & Instruments	2.1
Wireless Telecommunication Services	2.1
Chemicals	2.0

Independent Power Producers & Energy Traders	2.0%
Airlines	1.9
Auto Components	1.8
Electric Utilities	1.7
IT Services	1.7
Machinery	1.7
Food & Staples Retailing	1.6
Hotels, Restaurants & Leisure	1.6
Road & Rail	1.6
Diversified Telecommunication Services	1.5
Software	1.5
Biotechnology	1.4
Communications Equipment	1.4
Specialty Retail	1.4
Construction & Engineering	1.0

100.1
Liabilities in Excess of Other Assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

The Account invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At June 30, 2012, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at June 30, 2012 of $0 and are presented in the Statement of Net Assets as such.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2012 are as follows:

For the six months ended June 30, 2012, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $28,989 foreign withholding tax)	$1,636,101
Affiliated Dividend Income	3,111
Total Income	1,639,212
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(149,640)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(440,127)
Total Expenses	(589,767)
NET INVESTMENT INCOME	1,049,445
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	4,697,529
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,441,662
NET GAIN ON INVESTMENTS	6,139,191
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,188,636

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
OPERATIONS
Net Investment Income	$1,049,445	$2,586,671
Net Realized Gain on Investment Transactions	4,697,529	20,792,598
Net Change In Unrealized Appreciation (Depreciation) on Investments	1,441,662	(42,328,933)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,188,636	(18,949,664)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,642,944	9,659,566
Withdrawals and Transfers Out	(17,773,707)	(50,071,943)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(180)	(6,247)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(8,794)	(18,710)
Variable Annuity Payments	(487,809)	(1,072,359)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(15,627,546)	(41,509,693)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(4,538)	31,611
TOTAL DECREASE IN NET ASSETS	(8,443,448)	(60,427,746)
NET ASSETS
Beginning of period	234,765,530	295,193,276
End of period	$226,322,082	$234,765,530

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,
	2012		2011	2010	2009	2008	2007
Investment Income	$.2641		$.5578	$.5760	$.4604	$.6104	$.6673
Expenses
Investment management fee	(.0244)		(.0488)	(.0440)	(.0360)	(.0435)	(.0526)
Assuming mortality and expense risks	(.0730)		(.1463)	(.1320)	(.1080)	(.1305)	(.1576)
Net Investment Income	.1667		.3627	.4000	.3164	.4364	.4571
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.8490		(3.1568)	3.8198	11.1266	(18.6595)	1.9976
Net Increase (Decrease) in Accumulation Unit Value	1.0157		(2.7941)	4.2198	11.4430	(18.2231)	2.4547
Accumulation Unit Value
Beginning of period	36.5954		39.3895	35.1697	23.7267	41.9498	39.4951
End of period	$37.6111		$36.5954	$39.3895	$35.1697	$23.7267	$41.9498
Total Return**	2.78%		(7.09)%	12.00%	48.23%	(43.44)%	6.22%
Ratio of Expenses To Average Net Assets***	.50	%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.43	%†	.92%	1.14%	1.10%	1.24%	1.09%
Portfolio Turnover Rate	27	%††	56%	70%	63%	81%	63%
Number of Accumulation Units Outstanding For Participants at end of period (000 omitted)	5,834		6,219	7,271	8,074	8,807	10,240

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

B1

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

C1

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2012, PICA has advised the Account it has not received any sales charges.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2012, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

C2

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2012, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $64,749,933 and $71,476,635, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2012	2011
Units issued	67,428	249,893
Units redeemed	(452,673)	(1,301,768)
Net decrease	(385,245)	(1,051,875)

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2012 and the year ended December 31, 2011, $15,541 and $16,414 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9:	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

C3

Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with Prudential Investments LLC (“PI”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meeting, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-2, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Committee determined that the overall arrangements between VCA-2 and PI, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-2 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-2 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-2 assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-2’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-2’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as VCA-2’s securities lending agent, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2011. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Committee, PI may have provided supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-2 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 outperformed its benchmark index over the three- and ten-year periods, though it underperformed over the one- and five-year periods.

•	The Committee concluded that, in light of VCA-2’s competitive performance over longer time periods, it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

[1]

Although Lipper classifies VCA-2 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-2’s investment approach, and therefore, provide a more appropriate basis for VCA-2 performance comparisons.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228798-00001-00    LT.RS.001

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Prudential Variable Contract Account-2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 23, 2012